UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7893
Legg Mason Partners Variable Portfolios V
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2006	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Small Cap
Growth Opportunities Portfolio

   Semi-Annual Report • June 30, 2006
What’s
Inside

Fund Objective

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Board Approval of Management and Subadvisory Agreements	21

“Smith Barney,” “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)[i] rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP growth did not surpass 3.0% in nearly three years — the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firmingwill depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”
For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.
Looking at the market more closely, small-cap stocks outperformed their mid-and large-cap counterparts, with the
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio      I

Russell 2000[v], Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and –0.32%, respectively, over the reporting period.

Performance Update1

For the six months ended June 30, 2006, the Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio returned 2.95%. These shares underperformed the Lipper Variable Small Cap Growth Funds Category Average,[2] which increased 5.26%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Index[x] returned 6.07% for the same period.

Performance Snapshot as of June 30, 2006 (unaudited)

6 Months

Variable Small Cap Growth Opportunities Portfolio[1]	2.95%

Russell 2000 Growth Index	6.07%

Lipper Variable Small Cap Growth Funds Category Average	5.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 103 funds in the Fund’s Lipper category.
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[2]Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 103 funds in the Fund’s Lipper category.
II     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
The Fund’s Board has also approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities assumed by the Legg Mason Partners Variable Small Cap Growth Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders. Proxy materials describing the reorganization, and other initiatives requiring shareholder approval, are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, Fund actions are generally expected to be implemented during 2007.
Vincent Gao, Robert Feitler, Dmitry Khaykin and Margarte Blaydes, portfolio managers of CAM N.A., are responsible for the day-to-day management of the Fund.
The Fund was formerly known as Smith Barney Small Cap Growth Opportunities Portfolio.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio      III

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 28, 2006
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have potentially large impact on fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
IV     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

Fund at a Glance (unaudited)

Investment Breakdown

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	2.95%	$1,000.00	$1,029.50	0.89%	$4.48

(1)	For the six months ended June 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
2     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	5.00%	$1,000.00	$1,020.38	0.89%	$4.46

(1)	For the six months ended June 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      3

Schedule of Investments (June 30, 2006) (unaudited)
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 98.1%
CONSUMER DISCRETIONARY — 13.2%
Hotels, Restaurants & Leisure — 4.1%
8,500	CKE Restaurants Inc.	$141,185
16,514	Ctrip.com International Ltd., ADR	843,039
15,500	PF Chang’s China Bistro Inc.*	589,310
11,285	Station Casinos Inc.	768,283
18,900	Steak ’n Shake Co.*	286,146

	Total Hotels, Restaurants & Leisure	2,627,963

Household Durables — 0.6%
27,900	Tempur-Pedic International Inc.*	376,929

Internet & Catalog Retail — 1.0%
40,800	Gmarket Inc., Sponsored ADR*	627,096

Leisure Equipment & Products — 1.2%
20,430	Marvel Entertainment Inc.*	408,600
8,200	Pool Corp.	357,766

	Total Leisure Equipment & Products	766,366

Media — 2.3%
24,400	R.H. Donnelley Corp.	1,319,308
8,200	Regal Entertainment Group, Class A Shares	166,624

	Total Media	1,485,932

Specialty Retail — 3.3%
7,100	Abercrombie & Fitch Co., Class A Shares	393,553
700	J Crew Group Inc.*	19,215
14,950	Men’s Wearhouse Inc.	452,985
49,300	Pier 1 Imports Inc.	344,114
26,600	Urban Outfitters Inc.*	465,234
29,510	West Marine Inc.*	397,795

	Total Specialty Retail	2,072,896

Textiles, Apparel & Luxury Goods — 0.7%
17,700	K-Swiss Inc., Class A Shares	472,590

	TOTAL CONSUMER DISCRETIONARY	8,429,772

CONSUMER STAPLES — 2.6%
Food & Staples Retailing — 0.5%
9,700	United Natural Foods Inc.*	320,294

Food Products — 0.7%
21,200	Reddy Ice Holdings Inc.	431,420

Household Products — 0.4%
20,300	Spectrum Brands Inc.*	262,276

See Notes to Financial Statements.
4     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Personal Products — 1.0%
43,700	Nu Skin Enterprises Inc., Class A Shares	$648,945

	TOTAL CONSUMER STAPLES	1,662,935

ENERGY — 2.6%
Energy Equipment & Services — 0.7%
9,450	CARBO Ceramics Inc.	464,279

Oil, Gas & Consumable Fuels — 1.9%
8,000	Cheniere Energy Inc.*	312,000
65,100	Gasco Energy Inc.*	289,695
9,500	GMX Resources Inc.*	293,740
15,600	OPTI Canada Inc.*	319,695

	Total Oil, Gas & Consumable Fuels	1,215,130

	TOTAL ENERGY	1,679,409

FINANCIALS — 6.9%
Capital Markets — 1.0%
7,355	Affiliated Managers Group Inc.*	639,076

Commercial Banks — 2.2%
11,050	Cullen/Frost Bankers Inc.	633,165
9,310	East-West Bancorp Inc.	352,942
9,130	Westamerica Bancorporation	447,096

	Total Commercial Banks	1,433,203

Insurance — 0.6%
26,700	Universal American Financial Corp.*	351,105

Real Estate Investment Trusts (REITs) — 3.1%
4,369	Alexandria Real Estate Equities Inc.	387,443
13,840	BioMed Realty Trust Inc.	414,370
7,000	Global Signal Inc.	324,240
14,750	Gramercy Capital Corp.	382,025
7,785	PS Business Parks Inc.	459,315

	Total Real Estate Investment Trusts (REITs)	1,967,393

	TOTAL FINANCIALS	4,390,777

See Notes to Financial Statements.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      5

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 14.6%
Biotechnology — 6.8%
5,400	Alexion Pharmaceuticals Inc.*	$195,048
17,800	Arena Pharmaceuticals Inc.*	206,124
36,200	CV Therapeutics Inc.*	505,714
35,840	InterMune Inc.*	589,568
51,300	Nektar Therapeutics*	940,842
37,400	NPS Pharmaceuticals Inc.*	182,512
156,800	Oscient Pharmaceuticals Corp.*	134,848
85,000	Panacos Pharmaceuticals Inc.*	469,200
28,800	PDL BioPharma Inc.*	530,208
24,900	Tanox Inc.*	344,367
7,400	Vertex Pharmaceuticals Inc.*	271,654

	Total Biotechnology	4,370,085

Health Care Equipment & Supplies — 3.6%
11,303	Advanced Medical Optics Inc.*	573,062
8,800	Cooper Cos. Inc.	389,752
35,970	DJ Orthopedics Inc.*	1,324,775

	Total Health Care Equipment & Supplies	2,287,589

Health Care Providers & Services — 2.6%
18,700	Health Net Inc.*	844,679
10,900	LifePoint Hospitals Inc.*	350,217
9,400	Manor Care Inc.	441,048

	Total Health Care Providers & Services	1,635,944

Pharmaceuticals — 1.6%
21,600	Andrx Corp.*	500,904
20,950	AVANIR Pharmaceuticals, Class A Shares*	143,298
12,200	Endo Pharmaceuticals Holdings Inc.*	402,356

	Total Pharmaceuticals	1,046,558

	TOTAL HEALTH CARE	9,340,176

INDUSTRIALS — 12.3%
Aerospace & Defense — 1.6%
9,900	Aviall, Inc.*	470,448
32,081	Orbital Sciences Corp.*	517,787

	Total Aerospace & Defense	988,235

Building Products — 2.0%
9,900	ElkCorp	274,923
18,800	NCI Building Systems Inc.*	999,596

	Total Building Products	1,274,519

See Notes to Financial Statements.
6     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Commercial Services & Supplies — 2.0%
15,400	Herman Miller Inc.	$396,858
13,300	IHS Inc., Class A Shares*	394,079
31,000	Steelcase Inc., Class A Shares	509,950

	Total Commercial Services & Supplies	1,300,887

Machinery — 4.0%
24,600	AGCO Corp.*	647,472
14,800	IDEX Corp.	698,560
29,800	JLG Industries Inc.	670,500
17,100	Mueller Industries Inc.	564,813

	Total Machinery	2,581,345

Trading Companies & Distributors — 2.7%
35,630	MSC Industrial Direct Co. Inc., Class A Shares	1,694,919

	TOTAL INDUSTRIALS	7,839,905

INFORMATION TECHNOLOGY — 33.0%
Communications Equipment — 3.8%
35,600	China GrenTech Corp. Ltd. ADR*	379,532
56,600	ECI Telecom Ltd.*	456,196
240,600	Extreme Networks Inc.*	1,000,896
7,400	MasTec Inc.*	97,754
23,600	NETGEAR Inc.*	510,940

	Total Communications Equipment	2,445,318

Computers & Peripherals — 3.5%
16,100	Avid Technology Inc.*	536,613
81,132	Electronics for Imaging Inc.*	1,694,036

	Total Computers & Peripherals	2,230,649

Electronic Equipment & Instruments — 2.5%
42,200	Dolby Laboratories Inc., Class A Shares*	983,260
10,400	Mettler-Toledo International Inc.*	629,928

	Total Electronic Equipment & Instruments	1,613,188

Internet Software & Services — 12.4%
65,080	Digitas Inc.*	756,230
34,800	Jupitermedia Corp.*	452,400
52,300	Openwave Systems Inc.*	603,542
181,000	RealNetworks Inc.*	1,936,700
52,500	SINA Corp.*	1,311,450
76,700	Sohu.com Inc.*	1,978,093
20,400	ValueClick Inc.*	313,140
15,600	WebEx Communications Inc.*	554,424

	Total Internet Software & Services	7,905,979

See Notes to Financial Statements.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      7

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

IT Services — 4.0%
22,900	MoneyGram International Inc.	$777,455
29,500	Sabre Holdings Corp., Class A Shares	649,000
97,600	Sapient Corp.*	517,280
20,400	Wright Express Corp.*	586,296

	Total IT Services	2,530,031

Semiconductors & Semiconductor Equipment — 3.3%
10,000	Cymer Inc.*	464,600
106,200	RF Micro Devices Inc.*	634,014
19,600	Tessera Technologies Inc.*	539,000
209,350	Zarlink Semiconductor Inc.*	456,383

	Total Semiconductors & Semiconductor Equipment	2,093,997

Software — 3.5%
43,000	Corel Corp.*	518,580
1,397	Ectel Ltd.*	6,146
33,700	Kongzhong Corp., ADR*	296,560
51,100	Take-Two Interactive Software Inc.*	544,726
76,279	TIBCO Software Inc.*	537,767
41,100	Wind River Systems Inc.*	365,790

	Total Software	2,269,569

	TOTAL INFORMATION TECHNOLOGY	21,088,731

MATERIALS — 5.0%
Chemicals — 3.3%
14,410	Minerals Technologies Inc.	749,320
10,460	Scotts Miracle-Gro Co., Class A Shares	442,667
30,000	Senomyx Inc.*	432,900
18,680	Valspar Corp.	493,339

	Total Chemicals	2,118,226

Metals & Mining — 1.7%
16,630	Apex Silver Mines Ltd.*	250,281
31,960	Compass Minerals International Inc.	797,402

	Total Metals & Mining	1,047,683

	TOTAL MATERIALS	3,165,909

TELECOMMUNICATION SERVICES — 6.6%
Diversified Telecommunication Services — 2.2%
94,040	Cincinnati Bell Inc.*	385,564
44,970	Citizens Communications Co.	586,858
4,060	Commonwealth Telephone Enterprises Inc.	134,630
6,600	PanAmSat Holding Corp.	164,868
8,300	Time Warner Telecom Inc., Class A Shares*	123,255

	Total Diversified Telecommunication Services	1,395,175

See Notes to Financial Statements.
8     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Wireless Telecommunication Services — 4.4%
63,641	American Tower Corp., Class A Shares*	$1,980,508
72,500	Dobson Communications Corp., Class A Shares*	560,425
30,182	WiderThan Co., Ltd., ADR*	310,573

	Total Wireless Telecommunication Services	2,851,506

	TOTAL TELECOMMUNICATION SERVICES	4,246,681

UTILITIES — 1.3%
Electric Utilities — 0.9%
20,900	ITC Holdings Corp.	555,522

Independent Power Producers & Energy Traders — 0.4%
7,400	Ormat Technologies Inc.	282,310

	TOTAL UTILITIES	837,832

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $58,941,222)	62,682,127

Face
Amount

SHORT-TERM INVESTMENT — 4.8%
Repurchase Agreement — 4.8%
$3,056,000	Interest in $331,346,000 joint tri-party repurchase agreement dated 6/30/06 with Greenwich Capital Markets Inc., 5.200% due 7/3/06; Proceeds at maturity — $3,057,324; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $3,117,129) (Cost — $3,056,000)	3,056,000

	TOTAL INVESTMENTS — 102.9% (Cost — $61,997,222#)	65,738,127
	Liabilities in Excess of Other Assets — (2.9)%	(1,863,176)

	TOTAL NET ASSETS — 100.0%	$63,874,951

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      9

Statement of Assets and Liabilities (June 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost – $61,997,222)	$65,738,127
Cash	84
Receivable for securities sold	361,776
Dividends and interest receivable	33,078
Receivable for Fund shares sold	28,349
Prepaid expenses	424

Total Assets	66,161,838

LIABILITIES:
Payable for securities purchased	1,986,602
Payable for Fund shares repurchased	215,114
Investment management fee payable	34,362
Trustees’ fees payable	178
Accrued expenses	50,631

Total Liabilities	2,286,887

Total Net Assets	$63,874,951
NET ASSETS:
Par value (Note 4)	$57
Paid-in capital in excess of par value	56,256,038
Accumulated net investment loss	(33,360)
Accumulated net realized gain on investments and foreign currency transactions	3,911,311
Net unrealized appreciation on investments and foreign currencies	3,740,905

Total Net Assets	$63,874,951

Shares Outstanding	5,722,563

Net Asset Value	$11.16

See Notes to Financial Statements.
10     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$204,647
Interest	58,848
Less: Foreign taxes withheld	(21)

Total Investment Income	263,474

EXPENSES:
Investment management fee (Note 2)	253,207
Shareholder reports	26,952
Legal fees	21,281
Audit and tax	11,605
Custody fees	5,749
Trustees’ fees	5,585
Insurance	588
Registration fees	403
Transfer agent fees	31
Miscellaneous expenses	3,009

Total Expenses	328,410
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(27,505)

Net Expenses	300,905

Net Investment Loss	(37,431)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment Transactions	4,267,697
Foreign Currency Transactions	188

Net Realized Gain	4,267,885

Change in Net Unrealized Appreciation/ Depreciation From Investments	(2,378,882)

Net Gain on Investments and Foreign Currency Transactions	1,889,003

Increase in Net Assets From Operations	$1,851,572

See Notes to Financial Statements.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      11

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

	2006	2005

OPERATIONS:
Net investment loss	$(37,431)	$(32,712)
Net realized gain	4,267,885	3,651,717
Change in net unrealized appreciation/depreciation	(2,378,882)	(693,267)

Increase in Net Assets From Operations	1,851,572	2,925,738

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net realized gains	—	(6,098,384)

Decrease in Net Assets From Distributions to Shareholders	—	(6,098,384)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	5,956,218	10,457,254
Reinvestment of distributions	—	6,098,384
Cost of shares repurchased	(7,456,744)	(9,449,460)

Increase (Decrease) in Net Assets From Fund Share Transactions	(1,500,526)	7,106,178

Increase in Net Assets	351,046	3,933,532
NET ASSETS:
Beginning of period	63,523,905	59,590,373

End of period*	$63,874,951	$63,523,905

* Includes accumulated net investment loss and undistributed net investment income, respectively, of:	$(33,360)	$4,071

See Notes to Financial Statements.
12     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	2006(1)		2005	2004(2)	2003(2)		2002(2)	2001(2)

Net Asset Value, Beginning of Period	$10.84		$11.40	$10.10	$7.10		$9.55	$13.20

Income (Loss) From Operations:
Net investment income (loss)	(0.01)		0.00 (3)	0.02	(0.03)		(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.33		0.55	1.54	3.03		(2.42)	(2.09)

Total Income (Loss) From Operations	0.32		0.55	1.56	3.00		(2.45)	(2.10)

Less Distributions From:
Net investment income	—		—	(0.01)	—		—	—
Net realized gains	—		(1.11)	(0.25)	—		—	(1.55)

Total Distributions	—		(1.11)	(0.26)	—		—	(1.55)

Net Asset Value, End of Period	$11.16		$10.84	$11.40	$10.10		$7.10	$9.55

Total Return(4)	2.95%		4.90%	15.38%	42.25	% (5)	(25.65)%	(16.22)%

Net Assets, End of Period (000s)	$63,875		$63,524	$59,590	$44,626		$20,016	$21,680

Ratios to Average Net Assets:
Gross expenses	0.97	%(6)	1.05%	1.10%	1.15%		1.45%	2.21%
Net expenses(7)(8)	0.89	(6)	0.90	0.90	0.90		0.90	0.90
Net investment income (loss)	(0.11	)(6)	(0.05)	0.15	(0.30)		(0.34)	(0.17)

Portfolio Turnover Rate	43%		116%	135%	168%		19%	59%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	0.28% of the Fund’s total return resulted from advisory reimbursements of investments as a result of not meeting the investment policy of the Fund.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets did not exceed 0.90%.
See Notes to Financial Statements.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      13

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (formerly known as Smith Barney Small Cap Growth Opportunities Portfolio) (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Portfolios V (formerly known as Variable Annuity Portfolios) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
14     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   (d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (e) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
   (f) Expenses. Direct expenses are charged to the Fund that incurred them and general expenses of the Variable Annuity Portfolios are allocated to the Funds based on each Funds’ relative net assets.
   (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. During the current period, Undistributed Realized Gain and Cost of Investments have each been reduced by $1,623 as a result of return of capital distributions paid by REITS. These adjustments have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
For the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc., acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.
   During the six months ended June 30, 2006, SBFM waived a portion of its fee in the amount of $25,973. In addition, during the six months ended June 30, 2006 the Fund was reimbursed for expenses in the amount of $1,532.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.
   The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      15

Notes to Financial Statements (unaudited) (continued)
the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which such Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with SBFM for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other Trustees received full payments under the Plan. At June 30, 2006, $1,961 was accrued in connection with the Plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$28,501,348

Sales	29,033,540

   At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,067,111
Gross unrealized depreciation	(5,326,206)

Net unrealized appreciation	$3,740,905

4.	Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest with par value $0.00001 per share. Transactions in shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

Shares sold	498,415	930,965
Shares issued on reinvestment	—	552,698
Shares repurchased	(635,032)	(850,835)

Net Increase (Decrease)	(136,617)	632,828

16     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
   The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
   The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)
required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

6.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and it’s affiliates to continue to render services to the Funds under their respective contracts.
* * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with
18     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to replead as a derivative claim.

7.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund.

8.	Subsequent Events
   The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
   LMPFA will provide administrative and certain oversight services to the Fund. LMPFA will delegate to the subadviser the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments. The Fund’s investment management fee will remain unchanged. For its services, LMPFA will pay CAM N.A. 70% of the net management fee that it receives from the Fund.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)
   The Fund’s Board has also approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities assumed by the Legg Mason Partners Variable Small Cap Growth Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders.
   Under the reorganization, Fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Fund. It is anticipated that as a result of the reorganization, Fund shareholders would recognize no gain or loss for Federal income tax purposes. The reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders.
   Proxy materials describing the reorganization are expected to be sent to Fund shareholders later in 2006. If Fund shareholders approve the reorganization, it is expected to occur during 2007.
   The Fund’s Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.
   Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during 2007.

9.	Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the ‘Interpretation‘), Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is ‘more likely than not‘ to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.
20     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)
At a meeting held in person on June 19, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and CAM North America LLC (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management, LLC and were entered into in connection with an internal reorganization of the Manager’s, and the prior manager’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.
   The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.
   The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.
   The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in the Performance Universe. The Board Members noted that they had received and discussed
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio      21

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement. The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.
   The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.
   In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.
   The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of  control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially
22     Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.
   In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio      23

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Legg Mason Partners
Variable Small Cap
Growth Opportunities Portfolio

TRUSTEES
Elliott J. Berv Donald M. Carlton A. Benton Cocanougher Mark T. Finn R. Jay Gerken, CFA Chairman Stephen Randolph Gross Diana R. Harrington Susan B. Kerley Alan G. Merten R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
CAM North America, LLC

DISTRIBUTORS
Citigroup Global Markets Inc. Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, NY 10154

This report is submitted for general information of the shareholders of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2006 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD02556 8/06 SR06-121

Legg Mason Partners
Variable Small Cap
Growth Opportunities Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Portfolios V, a Massachusetts business trust.

LEGG MASON PARTNERS
VARIABLE SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Small Cap Growth Opportunities Portfolio name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906	CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Portfolios V

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios V
Date: September 8, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Portfolios V
Date: September 8, 2006

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Portfolios V
Date: September 8, 2006